Convertible Debt	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Convertible Debt
4.	CONVERTIBLE DEBT

In January 2012, the Company issued $29,295 of preferred return convertible certificates that are convertible into common stock at $0.50 on demand. The units are redeemable 18 months after issuance at twice the original face value, less previous payments made to the date of redemption. Each certificate holder received common share purchase warrants at a rate of one warrant for every $10 of convertible certificates purchased. Each warrant issued has a 3-year term and is exercisable at $0.50. The conversion option embedded in the certificate and the warrants both contain reset provisions that allow for a reduction in the conversion price or exercise price based on a future issuance of debt or warrants. The Company determined that these provisions that protect holders from declines in the Company’s stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under ASC 815 – 40 – 15 result in these instruments not being indexed to the Company’s own stock. On the issuance date of the instruments, the fair value of these instruments was determined to be approximately $10,504, which was recorded as a derivative liability.

As a result of the redemption provision, conversion option and warrants described above, a total discount of $39,799 was recognized for this note during the three months ended March 31, 2012.

In March 2012, the Company received $380,590 as a convertible debenture (the “Debenture”) bearing 9% interest per annum due February 28, 2013. The Debenture is convertible as to principal and interest at any time at the holder’s election into share units (“Share Units”) (composed of a common share and a half warrant) at a price of $0.75 per Share Unit. The warrant is an eighteen-month warrant (from the debenture issue date) permitting the purchase of another common share at a price of $0.75 per share employing two half warrants.

The Company evaluated the embedded conversion features within the convertible debt under ASC 815 “Derivatives and Hedging” and determined the embedded conversion feature should be classified in equity. Additionally, the instruments were evaluated under ASC 470-20 “Debt with Conversion and Other Options” for consideration of any beneficial conversion feature. The Company determined the instruments had no intrinsic value and therefore no discount was recorded for a beneficial conversion feature.